Income tax expense (Tables)	12 Months Ended
Dec. 31, 2017
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Major Components of Income Tax Expense
a)	The major components of income tax expense for the years ended December 31, 2015, 2016 and 2017 are:

	2015	2016	2017	2017
	NT$000	NT$000	NT$000	US$000
Current income tax:
Current income tax on profits for the period	720,461	331,144	125,376	4,230
Income tax (benefit) on unappropriated retained earnings	198,157	(174,930)	246,684	8,322
Prior year income tax (over) under estimation	(1,732)	4,527	67,885	2,290

Total current income tax	916,886	160,741	439,945	14,842

Deferred income tax:
Relating to origination and reversal of temporary differences	18,969	16,379	110,542	3,730

Total deferred income tax	18,969	16,379	110,542	3,730

Income tax expense reported in the consolidated statements of comprehensive income	935,855	177,120	550,487	18,572

Deferred Tax Charged to Other Comprehensive Income	Deferred tax charged to other comprehensive income:

	2015	2016	2017	2017
	NT$000	NT$000	NT$000	US$000
Remeasurement of defined benefit obligations	(7,099)	(7,375)	8,642	292

Reconciliation of Income Tax Expense and Accounting Profit Before Income Tax
b)	Reconciliation of income tax expense and the accounting profit before income tax:

	2015	2016	2017	2017
	NT$000	NT$000	NT$000	US$000
Tax calculated based on profit before tax and statutory tax rate	462,692	214,550	566,649	19,118
Expenses disallowed (added) by tax regulations	5,692	(2,190)	10,185	344
Temporary difference not recognized as deferred tax assets	6,522	1,306	(85,168)	(2,873)
Tax exempted (income) expenses by tax regulation	(13,483)	12,057	(256,788)	(8,664)
Taxable loss not recognized as deferred tax assets	25,737	54,012	—	—
Effect of different tax rates in countries in which the Group operates	3,100	10,451	1,040	35
Withholding tax	249,170	57,337	—	—
Prior year income tax (over) under estimation	(1,732)	4,527	67,885	2,290
Income tax (benefit) on unappropriated retained earnings	198,157	(174,930)	246,684	8,322

Income tax expense reported in the consolidated statements of comprehensive income	935,855	177,120	550,487	18,572

Details of Deferred Tax Assets (Liabilities)
c)	The details of deferred tax assets (liabilities) are as follows:

	January 1,	Profit and (loss)	Other comprehensive income	December 31,	December 31,
	NT$000	NT$000	NT$000	NT$000	US$000
Year of 2016
Deferred tax assets
Unrealized exchange losses	(5,843)	5,843	—	—
Inventories	14,823	11,501	—	26,324
Property, plant and equipment	3,672	77,197	—	80,869
Deferred income	50,423	(9,129)	—	41,294
Provisions	16,473	(5,241)	—	11,232
Net defined benefit liability, non-current	86,719	(4,007)	7,375	90,087

Deferred tax assets	166,267	76,164	7,375	249,806

Deferred tax liabilities
Unrealized exchange gains	—	(14,155)	—	(14,155)
Property, plant and equipment	—	(78,388)	—	(78,388)

Deferred tax liabilities	—	(92,543)	—	(92,543)

Year of 2017
Deferred tax assets
Unrealized exchange losses	—	8,167	—	8,167	276
Inventories	26,324	(17,192)	—	9,132	308
Property, plant and equipment	80,869	(25,375)	—	55,494	1,872
Deferred income	41,294	(1,809)	—	39,485	1,332
Provisions	11,232	10,411	—	21,643	730
Net defined benefit liability, non-current	90,087	(2,994)	(8,642)	78,451	2,647

Deferred tax assets	249,806	(28,792)	(8,642)	212,372	7,165

Deferred tax liabilities
Unrealized exchange gains	(14,155)	14,155	—	—	—
Property, plant and equipment	(78,388)	(95,905)	—	(174,293)	(5,880)

Deferred tax liabilities	(92,543)	(81,750)	—	(174,293)	(5,880)